Cover	Jul. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2023
Entity File Number	811-22684
Entity Registrant Name	Daxor Corporation
Entity Central Index Key	0000027367
Entity Tax Identification Number	13-2682108
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	109 Meco Lane
Entity Address, City or Town	Oak Ridge
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37830
City Area Code	212
Local Phone Number	330-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	DXR
Entity Emerging Growth Company	false